Deposits by Customers - Schedule of Deposits by Customers (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deposits from customers [line items]
Equity index-linked deposits	£ 183,648	£ 177,172
Equity Index Linked Deposits [member]
Disclosure of deposits from customers [line items]
Equity index-linked deposits	1,301	1,618
Capital amount guaranteed or protected	1,301	1,618
Capital amount of return guaranteed	£ 67	£ 129